COMMON STOCK (Details Narrative) - USD ($)	1 Months Ended									3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 31, 2022	Aug. 30, 2022	Sep. 30, 2021	Jul. 31, 2021	Jul. 30, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Feb. 28, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021	Sep. 09, 2021
Aggregate value authorized and unissued exchange shares		28,500
Cancelled common stock shares		99,063,659
Accrued interest	$ 7,000
Price per share																$ 0.015
Debt Conversion, Converted Instrument, Amount				$ 55,500
Talos Victory Fund LLC [Member]
Accrued interest	$ 7,000
Issuace Of Common Stock	5,062,500
Retained Earnings [Member]
Price per share													$ 0.0406
Aggregate value													$ 15,000
Common stock, shares													500,000
EFT Holdings, Inc. [Member]
Common stock shares cancelled of related party													79,265,000
Third Party [Member]
Common stock, shares									2,000,000
Price per share									$ 0.065
William E. Sluss [Member]
Common stock, shares						500,000
Aggregate value						$ 15,000
Price per share						$ 0.03
Third-Party Consultant 1 [Member]
Common stock, shares					167,000			450,000			1,002,000
Aggregate value					$ 39,078
Price per share					$ 0.039			$ 0.03
Third-Party Consultant [Member]
Common stock, shares			3,000
Third-Party Consultant Two [Member]
Common stock, shares							8,000,000			50,000
Aggregate value							$ 250,400			$ 2,180
Price per share							$ 0.0313
Third-Party Consultant Three [Member]
Aggregate value								$ 13,500
Debt Forgiveness Agreements [Member] | EFT Holdings, Inc. [Member]
Debt Conversion, Converted Instrument, Amount														$ 886,108
Debt Conversion, Converted Instrument, Shares Issued													18,221,906	18,221,906
Debt Conversion, Converted Instrument, Amount													$ 886,108	$ 886,108
Debt Forgiveness Agreements [Member] | EF2T, Inc. [Member]
Debt Conversion, Converted Instrument, Shares Issued													2,240,768	2,240,768
Debt Conversion, Converted Instrument, Amount													$ 109,992	$ 109,992
Debt Forgiveness Agreements [Member] | Astonia LLC [Member]
Debt Conversion, Converted Instrument, Shares Issued													2,831,661	2,831,661
Debt Conversion, Converted Instrument, Amount													$ 136,997	$ 136,997
Consulting Agreements [Member]
Common stock, shares													1,500,000
Price per share													$ 0.015		$ 0.015
Mast Hill Fund LP [Member]
Issuace Of Common Stock	9,375,000
January 1, 2020 [Member] | Black Bird Potentials Inc. [Member]
Issuace Of Common Stock													100,178,661
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares													120,000,000
September 2021 [Member]
Aggregate value													$ 3,000
October 2021 [Member] | Third Party [Member]
Common stock, shares													13,000,000
January 2021 [Member]
Common stock, shares													50,000
Aggregate value										$ 2,030			$ 2,030
Price per share										$ 0.0406			$ 0.0436
March 2021 [Member]
Common stock, shares													50,000
Aggregate value													$ 2,180
Price per share										0.0436			$ 0.0534
July 2021 [Member]
Price per share													$ 0.034
Aggregate value													$ 34,068
Total shares issued													1,002,000
Common stock, shares													167,000
May 2021 [Member]
Price per share													$ 0.0313
Aggregate value													$ 250,400
Common stock, shares													8,000,000
April 2021 [Member]
Price per share													$ 0.03
Aggregate value													$ 13,500
Common stock, shares													450,000
March 2020 [Member] | Consultants [Member]
Common stock, shares													100,000
Aggregate value													$ 8,000
Price per share													$ 0.08
February 2021 [Member]
Price per share										$ 0.0534	$ 0.065		$ 0.065
Aggregate value										$ 2,670	$ 65,000		$ 65,000
Common stock, shares										150,000	2,000,000		2,000,000
Discount rate											50.00%		50.00%
January 2022 [Member]
Aggregate value											$ 34,500
Shares issueble value											22,500
January 2022 [Member] | Consulting Agreements [Member]
Aggregate value											$ 7,500
Common stock, shares											2,300,000
April 2022 [Member]
Aggregate value											$ 25,000
Shares issueble value											1,500,000
April 2022 [Member] | Consulting Agreements [Member]
Aggregate value											$ 1,000,000
Common stock, shares											500,000
SEC File No. 024-11621 [Member]
Common stock, shares														13,200,000
Aggregate value														$ 528,000
Price per share														$ 0.02
Common stock, shares sold													93,033,333	125,000
Proceeds from common stock shares sold													$ 1,395,000	$ 2,500
shares price														$ 0.04
SEC File No. 024-11215 [Member]
Common stock, shares													4,687,500
Aggregate value													$ 150,000
Price per share													$ 0.032
Common stock, shares sold													4,875,000
Proceeds from common stock shares sold													$ 195,000
shares price													$ 0.04
SEC File No. 024-11621 1 [Member]
Common stock, shares												51,700,000
Aggregate value												$ 775,500
Price per share																0.015
SEC File No. 024-11621 1 One[Member]
Common stock, shares												6,437,500
Aggregate value												$ 245,000
Price per share																$ 0.038